PLEASE FILE THIS PROSPECTUS SUPPLEMENT WITH YOUR RECORDS.

            THE STRONG ADVISOR INCOME FUNDS - CLASSES A, B, C, AND L

                 STRONG ADVISOR AGGRESSIVE HIGH-YIELD BOND FUND
                            STRONG ADVISOR BOND FUND
                     STRONG ADVISOR SHORT DURATION BOND FUND

                Supplement to the Prospectus dated March 1, 2001

CLASS L SHARES REDESIGNATION AND CONVERSION

On November 9, 2001, the Board of Directors of the Strong Advisor Aggressive High-Yield Bond Fund, Strong Advisor Bond Fund, and Strong Advisor Short Duration Bond Fund approved the redesignation and conversion of the Class L shares of these funds into the Class A shares of these same respective funds. Shares that are redesignated and converted will not be subject to the up-front sales charge generally associated with Class A share purchases. However, your Class A shares will be subject to an ongoing annual service fee of 0.25% of average daily net assets, which compensates your financial advisor for providing ongoing service to you.

The redesignation and conversion is not considered an exchange, or purchase and sale of shares, and therefore, generally should not result in a taxable event. The redesignation and conversion is expected to take place on or about December 27, 2001. This transaction was approved by the Board of Directors of each fund due in part to the current small asset size of the classes and the lack of asset growth and sales of the classes.

As a result of the redesignation and conversion, each of these funds will terminate its participation with respect to its Class L shares in the Rule 12b-1 Plan and the Rule 18f-3 Plan.

ANNUAL FUND OPERATING EXPENSES
The Annual Fund Operating Expenses table and the Example table in the following Funds' prospectus are deleted and replaced with the following tables. These tables, where applicable, are based on actual expenses incurred during the Fund's 2000 fiscal period:

                                         MANAGEMENT    12B-1 DISTRIBUTION                         TOTAL ANNUAL FUND
FUND / SHARE CLASS                          FEES        AND SERVICE FEES     OTHER EXPENSES(1)    OPERATING EXPENSES
--------------------------------------- -------------- -------------------- -------------------- ---------------------
ADVISOR AGGRESSIVE HIGH-YIELD BOND
Class A                                     0.50%             0.25%                0.91%                1.66%(3)
Class B                                     0.50%             1.00%                0.91%                2.41%
Class C                                     0.50%             1.00%                0.91%                2.41%
Class L                                     0.50%             0.75%                0.91%                2.16%
--------------------------------------- -------------- -------------------- -------------------- ---------------------
ADVISOR BOND
Class A                                     0.23%             0.25%                1.14%                1.62%(3)
Class B                                     0.23%             1.00%                0.52%                1.75%
Class C                                     0.23%             1.00%                0.52%                1.75%
Class L                                     0.23%             0.75%                0.52%                1.50%
--------------------------------------- -------------- -------------------- -------------------- ---------------------
ADVISOR SHORT DURATION BOND
Class A                                     0.375%            0.25%                0.67%                1.29%(3)
Class B                                     0.375%            1.00%                0.67%(2)             2.04%
Class C                                     0.375%            1.00%                0.67%(2)             2.04%
Class L                                     0.375%            0.75%                0.67%                1.79%
--------------------------------------- -------------- -------------------- -------------------- ---------------------
(1) OTHER EXPENSES,  EXCEPT FOR THE CLASS A SHARES OF THE ADVISOR BOND FUND, ARE
BASED ON ESTIMATED  AMOUNTS FOR THE 2001 FISCAL YEAR.
(2) OTHER  EXPENSES HAVE BEEN RESTATED AS IF THE FUND'S  CURRENT  ADMINISTRATION
FEES HAD BEEN IN EFFECT DURING THE 2001 FISCAL PERIOD AND TO REFLECT THE REMOVAL
OF A CONTRACTUAL 2% EXPENSE CAP.
(3) TOTAL ANNUAL FUND OPERATING EXPENSES DO NOT REFLECT OUR WAIVER OF MANAGEMENT
FEES AND/OR OTHER ABSORPTIONS. WITH WAIVERS AND/OR ABSORPTIONS, THE TOTAL ANNUAL
FUND  OPERATING  EXPENSES  FOR THE  CLASS A  SHARES  OF THE  ADVISOR  AGGRESSIVE
HIGH-YIELD  BOND FUND,  ADVISOR BOND FUND,  AND ADVISOR SHORT DURATION BOND FUND
WOULD BE 1.13%. WE CAN TERMINATE  WAIVERS AND ABSORPTIONS FOR THESE FUNDS AT ANY
TIME.

EXAMPLE: This example is intended to help you compare the cost of investing in the funds, before fee waivers and expense absorptions, with the cost of investing in other mutual funds. The maximum initial sales charge, if any, is reflected in the example. The example assumes that you invest $10,000 in the funds and reinvest all dividends and distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the funds' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

FUND / SHARE CLASS                                                1 YEAR        3 YEARS       5 YEARS      10 YEARS
-------------------------------------------------------------- ------------- -------------- ------------- ------------
ADVISOR AGGRESSIVE HIGH-YIELD BOND
Class A                                                            $611          $ 950         $1,312       $2,327
Class B (if you redeem your shares)                                $757          $1,183        $1,513       $2,746
Class B (if you do NOT redeem your shares)                         $244          $ 751         $1,285       $2,746
Class C (if you redeem your shares)                                $347          $ 751         $1,285       $2,746
Class C (if you do NOT redeem your shares)                         $244          $ 751         $1,285       $2,746
Class L (if you redeem your shares)                                $419          $ 769         $1,248       $2,568
Class L (if you do NOT redeem your shares)                         $317          $ 769         $1,248       $2,568
-------------------------------------------------------------- ------------- -------------- ------------- ------------
ADVISOR BOND
Class A                                                            $607          $938          $1,292       $2,285
Class B (if you redeem your shares)                                $694          $991          $1,184       $2,062
Class B (if you do NOT redeem your shares)                         $178          $551          $ 949        $2,062
Class C (if you redeem your shares)                                $281          $551          $ 949        $2,062
Class C (if you do NOT redeem your shares)                         $178          $551          $ 949        $2,062
Class L (if you redeem your shares)                                $354          $569          $ 910        $1,873
Class L (if you do NOT redeem your shares)                         $251          $569          $ 910        $1,873
-------------------------------------------------------------- ------------- -------------- ------------- ------------
ADVISOR SHORT DURATION BOND
Class A                                                            $353          $ 625         $ 917        $1,746
Class B (if you redeem your shares)                                $722          $1,076        $1,330       $2,369
Class B (if you do NOT redeem your shares)                         $207          $ 640         $1,098       $2,369
Class C (if you redeem your shares)                                $310          $ 640         $1,098       $2,369
Class C (if you do NOT redeem your shares)                         $207          $ 640         $1,098       $2,369
Class L (if you redeem your shares)                                $382          $ 658         $1,060       $2,184
Class L (if you do NOT redeem your shares)                         $280          $ 658         $1,060       $2,184
-------------------------------------------------------------- ------------- -------------- ------------- ------------

          The date of this Prospectus Supplement is November 27, 2001.